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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: QUARTER ENDED 9/30/09

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 645 MADISON AVENUE
      12TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY    11/13/09
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           24

Form 13F Information Table Value Total:      536,600
                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------------   ----------------------------------
      28-13405                     __________________________________

[Repeat as necessary.]


                                       10

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13F Securities at 09/30/09

Issuer Name                                 Description      Shares     Market Value
-----------                               --------------   ---------  ---------------
Berkshire Hathaway Inc.-Cl A              CL A                   506    51,106,000.00
Blount                                    COM                169,900     1,608,953.00
Cintas                                    COM                930,890    28,215,275.90
Clear Channel Outdoor                     CL A               356,800     2,497,600.00
Dell Inc.                                 COM              2,515,440    38,385,614.40
Diageo PLC - ADR                          SPON ADR New       446,650    27,464,508.50
Ensco International INC                   COM                147,170     6,260,611.80
International Speedway                    CL A               564,000    15,549,480.00
Kelly Services Inc. - Class A             CL A               367,485     4,520,065.50
Liberty Media Corp - Interactive A        INT COM SER A      880,820    18,972,862.80
Lexmark International Inc. A              CL A             2,289,179    25,112,293.63
MetroPCS Communications Inc               COM              3,409,780    31,915,540.80
Microsoft                                 COM              1,249,400    32,134,568.00
Nortel Inversora - ADR                    SPON ADR PFD B      28,715       302,943.25
SK Telecom-ADR                            SPONSORED ADR    3,750,890    65,453,030.50
SPDR Gold Trust                           GOLD SHS           489,100    48,347,535.00
Telecom Argentina - ADR                   SPON ADR REP B     103,034     1,647,513.66
Telephone & Data Systems                  COM                589,010    18,265,200.10
Telephone & Data Systems Special Shares   SPL COM             47,540     1,410,987.20
Total SA - Spon ADR                       SPONSORED ADR    1,262,120    74,793,231.20
US Cellular Corp                          COM                166,180     6,492,652.60
eBay Inc.                                 COM                636,400    15,019,040.00
iShares iBoxx H/Y Corp Bond               HIGH YLD CORP        1,280       110,528.00
iShares iBoxx Inv Gr Corp Bond            IBOXX INV CPBD       5,030       536,600.40
                                                                       516,122,636.24